Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Cash flows from operating activities:
Profit before taxes	€ 1,101	€ 898
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	324	336
Amortisation of intangible assets	53	50
Share-based payment expense	29	12
Gain on sale of sub-strata and associated mineral rights	(35)	0
Finance costs, net	63	63
Income taxes paid	(212)	(162)
Changes in assets and liabilities:
Increase in trade and other receivables	(385)	(429)
Increase in inventories	(353)	(245)
Increase in trade and other payables	564	936
Increase in net payable receivable from related parties	223	180
Increase/(decrease) in provisions	(18)	59
Change in other operating assets and liabilities	(47)	(45)
Net cash flows from operating activities	1,307	1,653
Cash flows from investing activities:
Purchases of property, plant and equipment	(264)	(178)
Purchases of capitalised software	(40)	(22)
Proceeds from sales of property, plant and equipment	9	6
Proceeds from sales of intangible assets	37	143
Proceeds from the sale of sub-strata and associated mineral rights	35	0
Investments in equity instruments	(1)	(2)
Proceeds from the sale of equity instruments	0	13
Net proceeds/(payments) of short term investments	(638)	(181)
Other investing activity, net	1	(1)
Net cash flows used in investing activities	(861)	(222)
Cash flows from financing activities:
Changes in short-term borrowings	543	237
Repayments on third party borrowings	(706)	(834)
Payments of principal on lease obligations	(74)	(80)
Interest paid, net	(88)	(98)
Dividends paid	(308)	(256)
Exercise of employee share options	31	5
Acquisition of non-controlling interest	(282)	0
Other financing activities, net	(9)	(8)
Net cash flows used in financing activities	(893)	(1,034)
Net change in net cash and cash equivalents	(447)	397
Net effect of currency exchange rate changes on cash and cash equivalents	(16)	15
Net cash and cash equivalents at beginning of period	1,387	1,407
Net cash and cash equivalents at end of period	924	1,819
Cash and cash equivalents	1,387
Bank overdrafts	(188)	0
Net cash and cash equivalents at end of period	€ 924	€ 1,819